Stock-Based Compensation - Schedule of Weighted Average Grant Date Fair Value of Restricted Stock Units Issued (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted	$ 1.26	$ 4.59	$ 6.54	$ 12.48